Intangible asset (Holmdel Pharmaceuticals, LP) (Details 3) (InnoPran XL [Member], InnoPran XL license [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 11, 2012
InnoPran XL [Member] | InnoPran XL license [Member]
Business Acquisition [Line Items]
2014	$ 1,442,201
2015	1,442,201
2016	1,446,150
2017	1,442,201
2018	1,442,201
Thereafter	3,982,845
Total	$ 11,197,799	$ 12,640,000